Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 90,566	$ 98,943	$ 97,834
FVTPL Securities	13,331	13,939	13,568
FVOCI Securities	61,172	70,574	73,407
Business and Government Loans	237,702	248,752	245,662
Derivative Assets
Derivative Assets	37,998	34,054	36,815
Derivative Liabilities
Derivative Liabilities	33,218	$ 29,430	30,375
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	90,566		97,834
FVTPL Securities	13,331		13,568
FVOCI Securities	61,172		73,407
Business and Government Loans	6,508		5,357
Precious Metals	3,347		5,328
Fair value liabilities	55,840		48,617
Securities sold but not yet purchased	32,540		29,376
Structured note liabilities	21,487		18,073
Other liabilities	1,813		1,168
Derivative Assets
Derivative Assets	37,998		36,815
Derivative Liabilities
Derivative Liabilities	33,218		30,375
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,674		10,900
FVTPL Securities	780		601
FVOCI Securities	16,331		22,450
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,068		8,335
FVTPL Securities	1,286		1,429
FVOCI Securities	2,686		4,747
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,913		8,418
FVTPL Securities	48		44
FVOCI Securities	16,371		17,694
Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	213		503
FVOCI Securities	4,605		5,276
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,636		2,516
FVTPL Securities	93		94
FVOCI Securities	5,965		7,381
Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,555		12,297
FVTPL Securities	11		3
FVOCI Securities	12,588		12,532
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,443		11,041
FVTPL Securities	7,374		7,897
FVOCI Securities	2,526		3,234
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	115		67
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	44,949		43,757
FVTPL Securities	3,739		3,500
FVOCI Securities	100		93
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,189		14,929
Derivative Liabilities
Derivative Liabilities	7,543		10,893
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	19,513		10,826
Derivative Liabilities
Derivative Liabilities	16,534		10,612
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	3,712		2,588
Derivative Liabilities
Derivative Liabilities	1,149		2,333
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	4,581		8,461
Derivative Liabilities
Derivative Liabilities	7,980		6,523
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	3		11
Derivative Liabilities
Derivative Liabilities	12		14
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	63,659		62,667
FVTPL Securities	2,596		2,289
FVOCI Securities	35,547		42,664
Precious Metals	3,347		5,328
Fair value liabilities	26,509		19,740
Securities sold but not yet purchased	26,509		19,740
Derivative Assets
Derivative Assets	1,093		887
Derivative Liabilities
Derivative Liabilities	877		831
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,217		6,529
FVTPL Securities	695		452
FVOCI Securities	15,443		20,765
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,911		1,868
FVTPL Securities	152		180
FVOCI Securities	1,565		2,604
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,304		5,702
FVOCI Securities	15,195		14,852
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			16
FVOCI Securities	17		8
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,026		1,021
FVOCI Securities	2,735		3,643
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	13		7
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,239		3,767
FVTPL Securities	70		70
FVOCI Securities	592		792
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	44,949		43,757
FVTPL Securities	1,679		1,587
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	12		13
Derivative Liabilities
Derivative Liabilities	4		22
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	2		1
Derivative Liabilities
Derivative Liabilities	4		3
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	312		123
Derivative Liabilities
Derivative Liabilities	411		350
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	767		750
Derivative Liabilities
Derivative Liabilities	458		456
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	26,202		34,364
FVTPL Securities	8,687		9,376
FVOCI Securities	25,524		30,649
Business and Government Loans	3,667		3,412
Fair value liabilities	29,331		28,877
Securities sold but not yet purchased	6,031		9,636
Structured note liabilities	21,487		18,073
Other liabilities	1,813		1,168
Derivative Assets
Derivative Assets	36,905		35,928
Derivative Liabilities
Derivative Liabilities	32,337		29,540
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,457		4,371
FVTPL Securities	85		149
FVOCI Securities	888		1,685
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,157		6,467
FVTPL Securities	1,134		1,249
FVOCI Securities	1,121		2,143
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,609		2,716
FVTPL Securities	48		44
FVOCI Securities	1,176		2,842
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	213		487
FVOCI Securities	4,587		5,267
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	610		1,495
FVTPL Securities	93		94
FVOCI Securities	3,230		3,738
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,840		11,487
FVTPL Securities	11		3
FVOCI Securities	12,588		12,532
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,201		7,274
FVTPL Securities	7,304		7,827
FVOCI Securities	1,934		2,442
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	115		67
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	12		10
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,177		14,916
Derivative Liabilities
Derivative Liabilities	7,539		10,871
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	19,511		10,825
Derivative Liabilities
Derivative Liabilities	16,530		10,609
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	3,400		2,465
Derivative Liabilities
Derivative Liabilities	738		1,983
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	3,814		7,711
Derivative Liabilities
Derivative Liabilities	7,522		6,067
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	3		11
Derivative Liabilities
Derivative Liabilities	8		10
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	705		803
FVTPL Securities	2,048		1,903
FVOCI Securities	101		94
Business and Government Loans	2,841		1,945
Derivative Liabilities
Derivative Liabilities	4		4
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	702		803
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	2,048		1,903
FVOCI Securities	100		93
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 4		$ 4